GENERAL AND SIGNIFICANT ACCOUNTING POLICIES (Activity In The Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Opening balance	$ 170	$ 234	$ 160
Doubtful debt expenses during the year	71	86	147
Customers write-offs/collection during the year	(31)	(134)	(91)
Foreign currency translation adjustments	17	(16)	18
Closing balance	$ 227	$ 170	$ 234